Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees and commissions receivable
Payment services	£ 829	£ 856	£ 923
Credit and debit card fees	665	645	738
Lending (credit facilities)	1,060	1,044	1,076
Brokerage	148	154	262
Investment management	249	250	305
Trade finance	173	196	242
Other	214	195	196
Fees and commissions receivable	3,338	3,340	3,742
Fees and commissions payable
Banking	(883)	(805)	(809)
Income from trading activities
Foreign exchange	525	989	809
Interest rate	(50)	(480)	35
Credit	197	336	(80)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	(81)	87	252
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - derivative liabilities	12	67	2
Equities and other	31	(25)	42
Income from trading activities	634	974	1,060
Loss on redemption of own debt	(7)	(126)	(263)
Operating lease and other rental income	276	287	276
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
- debt securities in issue		41	84
- subordinated liabilities		(15)	(29)
Other changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss and related derivatives	99	(13)	375
Changes in the fair value of investment properties	(14)	(11)	2
Profit/(loss) on sale of securities	226	71	(4)
Profit on sale of property, plant and equipment	75	18	91
Profit/(loss) on sale of subsidiaries and associates	245	273	(102)
Loss on disposal or settlement of loans and receivables	(35)	(277)	(558)
Share of profits of associated entities	104	59	140
Other income	88	66	151
Non-interest income	£ 1,064	£ 499	£ 426